CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS. (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS:
Total assets	$ 1,275,944,420	$ 1,347,517,426
LIABILITIES:
Other liabilities	11,668,078	11,796,985
Total liabilities	1,159,886,354	1,229,350,254
Total stockholders' equity	116,058,066	118,167,172	120,170,186	116,353,281
Total liabilities and stockholders' equity	1,275,944,420	1,347,517,426
Parent-company-only
ASSETS:
Cash and cash equivalents	511,436	82,678	119,182	109,083
Investment in Bank	131,697,972	133,230,503
Intercompany loan to Bank	3,510,000	4,360,000
Other assets	1,687,394	2,051,521
Total assets	137,406,802	139,724,702
LIABILITIES:
Subordinated debentures	19,589,000	19,589,000
Dividends payable	1,084,768	1,078,292
Other liabilities	674,968	890,238
Total liabilities	21,348,736	21,557,530
Total stockholders' equity	116,058,066	118,167,172
Total liabilities and stockholders' equity	$ 137,406,802	$ 139,724,702